Supplementary Financial Statements Information (Cost of Sales) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Financial Statements Information [Abstract]
Payroll and related benefits	$ 832	$ 886	$ 723
Materials purchased	2,059	4,261	3,233
Subcontracted work	1,281	2,469	2,218
Royalties to the OCS	18	37
Write-down of inventories	584	581	818
Other production costs	452	499	471
Cost of sales, gross	5,226	8,733	7,463
Decrease in inventories	(30)	(869)	(398)
Cost of sales	5,196	7,864	7,065
Inventory write-off due to Carrier products			$ 701